Bank Loans (Tables)	12 Months Ended
Dec. 31, 2013
Bank Loans

Summarized below were bank loans as of December 31, 2012 and 2013:

	December 31,
	2012	2013
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	85,139	150,703
Nanyang Commercial Bank, Ltd.	—	80,000
Hongkong and Shanghai Banking Corporation Limited	—	195,000

Total bank loans	135,139	475,703
Less: non-current portion	(50,039)	(215,703)

Current portion	$85,100	$260,000